Company Financial Information - Condensed Statement of Cash Flows Parent Corporation (Parenthetical) (Detail) (Parent Company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Parent Company
Company Financial Information [Line Items]
Payments received from subsidiaries	$ 192	$ 648	$ 501